Note 7 - Vessels and Advances, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Vessel Cost [Member]
Beginning Balance, Vessel Cost	$ 4,796,102	$ 4,687,896
Vessel acquisitions, advances and other vessels' costs	88,506	249,023
Vessel sales, transfers and other movements	(196,884)	(140,817)
Ending Balance, Vessel Cost	4,687,724	4,796,102
Accumulated Depreciation [Member]
Beginning Balance, Accumulated Depreciation	(1,129,241)	(1,037,704)
Depreciation	(165,460)	(162,651)
Vessel sales, transfers and other movements	53,774	71,114
Ending Balance, Accumulated Depreciation	(1,240,927)	(1,129,241)
Net Book Value [Member]
Beginning Balance, Net Book Value	3,666,861	3,650,192
Depreciation	(165,460)	(162,651)
Vessel acquisitions, advances and other vessels' costs	88,506	249,023
Vessel sales, transfers and other movements	(143,110)	(69,703)
Ending Balance, Net Book Value	$ 3,446,797	$ 3,666,861